STOCK-BASED COMPENSATION (Tables) - 2013 Stock Incentive Plan	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity
Stock compensation activity under the 2013 Plan for the six months ended March 31, 2016 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2015	10,776,500	$0.30	-	$-
Awarded	-	-	-	-
Exercised	-	-	-	-
Forfeited	(37,500)	$0.22	-	-
Outstanding at March 31, 2016	10,739,000	$0.31	5.67	593,828
Vested	9,816,751	$0.31	4.87	434,330
Vested and expected to vest at March 31, 2016	10,739,000	$0.31	5.67	593,828

Stock compensation activity under the 2013 Plan for the year ended September 30, 2015 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($0’s)
Outstanding at September 30, 2014	8,637,962	$0.38	-	$-
Awarded	4,262,500	$0.21	-	-
Exercised	1,025,000	$0.33	-	-
Forfeited	(1,098,962)	$0.36	-	-
Outstanding at September 30, 2015	10,776,500	$0.30	6.85	$335,435
Vested	8,796,959	$0.32	4.73	$200,668
Vested and expected to vest at September 30, 2015	10,776,500	$0.30	6.85	$335,435

Nonvested Restricted Stock Shares Activity
Restricted stock activity under the 2013 Plan for the years ended September 30, 2015 and 2014 follows:

	2015	2014
Restricted Stock
Non Vested at October 1	25,000	-
Awarded	-	300,000
Vested	(25,000)	(275,000)
Forfeited	-	-
Non Vested at September 30	-	25,000

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The weighted average restricted stock award date fair value information for the years ended September 30, 2015 and 2014 follows:

	2015	2014
Non Vested at October 1	$0.345	$-
Awarded	-	0.345
Vested	0.345	0.345
Forfeited	-	-
Non Vested at September 30	$-	$0.345